Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Non-cash lease expense (operating cash flow)	$ 7,000	$ 6,000	$ 24,011	$ 137,717
Change in lease liabilities (operating cash flow)	$ (7,000)	$ (5,000)	(23,280)	(237,607)
Operating leases			$ 7,319	$ 76,269